Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in millions):

	Three Months Ended March 31,
	2023	2022
Cash paid during the period for interest on debt, net of amounts capitalized	$202	$130
Non-cash investing activity:
Unpaid purchases of property, plant and equipment	39	205

The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2022	2021	2020
Cash paid during the period for interest on debt, net of amounts capitalized	$613	$615	$692
Non-cash distributions to affiliates for conveyance of assets	576	—	6
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	3